SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Sep. 30, 2021	Mar. 31, 2021
Lease Right-of-use Asset And Lease Liabilities
2022	$ 3,905,611	$ 3,710,121
2023	3,899,207	3,792,954
2024	1,066,355	2,891,377
Total lease payments	8,871,173	10,452,795
Less: Interest	(661,300)	(820,170)
Total	$ 8,209,873	$ 9,632,625